Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2026
Interest and Finance Costs
Schedule of consolidated statements of income

	Six months ended
	June 30,
	2026	2025
Interest expense (Note 5)	$8,072	$10,366
Amortization of deferred financing fees	236	267
Series B Preferred Units Interest (Note 9)	—	529
Total	$8,308	$11,162